SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 14,748	$ 15,624
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	4,809	4,940
Restricted shares	7,970	5,408
Total share-based compensation expenses	12,779	10,348
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	826	2,421
Restricted shares	1,143	2,855
Total share-based compensation expenses	1,969	5,276
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 14,748	$ 15,624